Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of components of deferred tax assets and deferred tax liabilities
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the year
	2023	2022	2023	2022	2021

Tax losses carryforwards	742,245	575,120	167,125	466,982	100,756
Goodwill on business combinations (i)	35,823	6,376	29,447	(6,053)	(10,409)
Provisions for IFAs’ commissions	90,075	71,986	18,089	(4,988)	(17,570)
Revaluations of financial assets at fair value	(166,281)	(214,456)	48,175	(388,197)	190,520
Expected credit losses (ii)	335,711	58,208	277,503	14,277	24,487
Profit sharing plan	278,983	269,949	9,034	9,084	96,057
Net gain on hedge instruments	(22,704)	(11,169)	(11,535)	(39,292)	7,137
Share-based compensation	627,730	566,721	61,009	181,127	269,618
Other provisions	96,189	178,104	(81,915)	23,764	86,845
Total	2,017,771	1,500,839	516,932	256,704	747,441
Deferred tax assets	2,104,128	1,611,882
Deferred tax liabilities	(86,357)	(111,043)

(i)For Brazilian tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into the acquirer company.
(ii)Include expected credit loss on accounts receivable, loan operations and other financial assets.

Summary of reconciliation of changes in net deferred tax
The changes in the net deferred tax were recognized as follows:

	2023	2022	2021

At January, 1	1,500,839	1,244,135	496,694
Foreign exchange variations	(78,128)	5,786	(16,949)
Business combination (Note 5(ii))	401,521	—	—
Charges to statement of income	549,702	397,792	387,551
Tax relating to components of other comprehensive income	(356,163)	(146,874)	376,839
At December, 31	2,017,771	1,500,839	1,244,135

Summary of income tax calculation	The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the year ended December 31:

	2023	2022	2021

Income before taxes	3,936,348	3,444,656	3,815,174
Combined tax rate in Brazil (a)	34.00%	34.00%	34.00%
Tax expense at the combined rate	1,338,359	1,171,183	1,297,159

Loss (income) from entities not subject to deferred taxation	—	245	554
Effects from entities taxed at different rates	(43,572)	62,596	146,377
Effects from entities taxed at different taxation regimes (b)	(1,174,605)	(1,343,757)	(1,128,400)
Intercompany transactions with different taxation regimes	(68,673)	(46,674)	(79,055)
Tax incentives	(17,835)	(5,346)	(21,036)
Non-deductible expenses (non-taxable income)	(17,459)	3,758	25,216
Effect from Social Contribution on net equity rate increase	—	985	—
Others	20,742	21,455	(18,101)
Total	36,957	(135,555)	222,714

Current	586,659	262,237	610,265
Deferred	(549,702)	(397,792)	(387,551)
Total expense / (credit)	36,957	(135,555)	222,714

(a)Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operating entities of XP Inc. in Brazil.
(b)Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.

Summary of analysis of other comprehensive income by item
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax

Foreign exchange variation of investees located abroad	20,977	—	20,977
Gains (losses) on net investment hedge	(29,701)	10,942	(18,758)
Changes in the fair value of financial assets at fair value	(914,914)	365,897	(549,017)
As of December 31, 2021	(923,637)	376,839	(546,798)

Foreign exchange variation of investees located abroad	(19,645)	—	(19,645)
Gains (losses) on net investment hedge	26,154	(8,902)	17,252
Changes in the fair value of financial assets at fair value	356,078	(137,972)	218,106
As of December 31, 2022	362,587	(146,874)	215,713

Foreign exchange variation of investees located abroad	(41,160)	—	(41,160)
Gains (losses) on net investment hedge	41,477	(6,874)	34,603
Changes in the fair value of financial assets at fair value	905,670	(349,289)	556,381
As of December 31, 2023	905,987	(356,163)	549,824